Annual Operating Expenses - FidelitySeriesLong-TermTreasuryBondIndexFund-PRO - FidelitySeriesLong-TermTreasuryBondIndexFund-PRO - Fidelity Series Long-Term Treasury Bond Index Fund - Fidelity Series Long-Term Treasury Bond Index Fund
Apr. 29, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none